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                SUPPLEMENT TO PAINEWEBBER SMALL CAP GROWTH FUND
                        PROSPECTUS DATED DECEMBER 1, 1995

                                                                February 9, 1996
Dear Investor,

     This is a supplement to the PaineWebber Small Cap Growth Fund Prospectus dated December 1, 1995. The purpose of the supplement is to revise the information appearing under the 'Prospectus Summary -- Sub-Adviser' and 'Management' sections on 2 and pages 28-29 of the Prospectus, respectively.

     Mitchell Hutchins has terminated the sub-advisory contract with George D. Bjurman & Associates, effective April 1, 1996. On that date, Mitchell Hutchins will assume responsibility for the portfolio management of the Fund. Donald R. Jones, a first vice president of Mitchell Hutchins, will serve as the Fund's portfolio manager. Prior to joining Mitchell Hutchins in February 1996, Mr. Jones was a vice president in the asset management group of First Fidelity Bancorporation. At First Fidelity Bancorporation since 1983, Mr. Jones was a member of the Value Discipline Stock Selection Committee and Small Capitalization Stock Selection Committee and served as the co-manager or assistant manager of mutual funds and personal trust commingled funds with aggregate assets of approximately $215 million.

     If you have any questions regarding PaineWebber Small Cap Value Fund, please call your Investment Executive at PaineWebber or one ot its correspondent firms.


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        SUPPLEMENT TO PAINEWEBBER SMALL CAP GROWTH FUND CLASS Y SHARES
                      PROSPECTUS DATED DECEMBER 1, 1995

                                                                February 9, 1996

Dear Investor,

     This is a supplement to the PaineWebber Small Cap Growth Fund Class Y Prospectus dated December 1, 1995. Ths purpose of the supplement is to revise information appearing under the 'Mananagement' section on pages 16-17 of the
Prospectus:

     Mitchell Hutchins has terminated the sub-advisory contract with George D. Bjurman & Associates, effective April 1, 1996. On that date, Mitchell Hutchins will assume responsibility for the portfolio management of the Fund. Donald R. Jones, a first vice president of Mitchell Hutchins, will serve as the Fund's portfolio manager. Prior to joining Mitchell Hutchins in February 1996, Mr. Jones was a vice president in the asset management group of First Fidelity Bancorporation. At First Fidelity Bancorporation since 1983, Mr. Jones was a member of the Value Discipline Stock Selection Committee and Small Capitalization Stock Selection Committee and served as the co-manager or assistant manager of mutual funds and personal trust commingled funds with aggregate assets of approximately $215 million.